Vedder Price 222 North LaSalle Street Chicago, Illinois 60601	T: +1 312 609 7500 F: +1 312 609 5005 vedder.com

Deborah B. Eades

Shareholder

+1 (312) 609 7661

deades@vedder.com

March 3, 2026

VIA EDGAR Securities and Exchange Commission 100 F. Street, NE Washington, D.C. 20546

Re:	SP Funds Trust (“Registrant”) Registration Nos. 333-274015 and 811-23893

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the forms of Prospectus and Statement of Additional Information, each dated February 27, 2026, as filed on February 26, 2026 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Deborah Bielicke Eades
Deborah Bielicke Eades
Shareholder

DBE/ser

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